GOODWILL (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2020 and 2019 are as follows:

	US dollars
	Telematics services	Telematics products	Total
(in thousands)
Balance as of January 1, 2019	55,069	7,827	62,896
Changes during 2019:
Reimbursement	(733)	(80)	(813)
Impairment (**)	(11,088)	(1,204)	(12,292)
Translation differences	135	160	295
Balance as of December 31, 2019 (*)	43,383	6,703	50,086
Changes during 2020:
Impairment (***)	(9,479)	(1,029)	(10,508)
Translation differences	248	36	284
Balance as of December 31, 2020 (*)	34,152	5,710	39,862

(*)	The accumulated amount of goodwill impairment loss as of December 31, 2020, and 2019 was US$ 29.89 million and US$ 19.39 million, respectively.

(**)

As a result of the circumstances described in note 9(*) the company recorded on December 31, 2019, a goodwill impairment in the total amount of US$ 12.3 million in connection with two reporting units (both units related to Road track operations, see Note 3). One reporting unit within the Telematics services and the other reporting unit within the Telematics product's segments. The impairment was based on valuation performed by the management using the assistance of a third party appraiser in accordance with the income approach. The significant assumptions used for the assessment were discount rate of 14.9% and a long-term growth rate of 0.5%.

(***)

As a result of the circumstances described in note 9(**) the company recorded on June 30, 2020, a goodwill impairment in the total amount of US$ 10.5 million in connection with two reporting unit (both units related to Road track operations, see Note 3). One reporting unit within the Telematics services and the other reporting unit within the Telematics product's segments. The impairment was based on valuation performed by the management using the assistance of a third-party appraiser in accordance with the income approach. The significant assumptions used for the assessment were 3.5 years of projected net cash flows, a discount rate of 17.5% and a long-term growth rate of 0.5%. As of December 31, 2020, management preformed additional quantitative analysis and determined that no further impairment is required to be recognized.